1. Organization and Nature Of Operations	12 Months Ended
Dec. 31, 2012
Organization And Nature Of Operations
Organization and Nature Of Operations

Organization

eFuture Information Technology Inc. (the “Company”) is a Cayman Islands Corporation. Its wholly owned subsidiary eFuture (Beijing) Tornado Information Technology Inc. is located in Beijing, the People’s Republic of China (the “PRC”). In August 2007, eFuture (Beijing) Tornado Information Technology Inc. was renamed as eFuture (Beijing) Royalstone Information Technology Inc. (“eFuture Beijing”). The Company is a holding company with no operations of its own. All of its operations are conducted through eFuture Beijing.

On November 6, 2007, the Company acquired 51% majority equity interests in Beijing Fuji Biaoshang Information Technology Co., Ltd. (“Biaoshang”) through certain nominee pursuant to an equity transfer agreement between the certain nominee and the original shareholders. On May 14, 2008, the Company acquired 51% majority equity interests in Beijing Wangku Hutong Information Technology Co., Ltd. (“Wangku”) through certain nominee pursuant to an equity transfer agreement between the certain nominee and the original shareholders. Biaoshang and Wangku were treated as variable interest entities (“VIEs”) before disposal (see note 13).

On July 16, 2010 and March 13, 2011, the Company disposed all its equity interest in Biaoshang and Wangku, respectively. For the years ended December 31, 2010 and 2011, the operating results of Biaoshang and Wangku were reported as discontinued operations in the consolidated statements of operations (see note 3).

The Company acquired control over a 100% equity interests in Beijing Changshengtiandi Ecommerce Co., Ltd. (“Changshengtiandi”) through certain nominees on January 18, 2011. Changshengtiandi was treated as a variable interest entity (“VIE”) for the period from January 18, 2011 to December 31, 2011 and for the year ended December 31, 2012 (see note 13).

The Company, its subsidiary and VIEs are collectively referred to as the “Group”.

Nature of Operations

The Group is mainly engaged in developing and selling Enterprise Resource Planning (ERP) software and providing ONE-STOP solutions for distribution, retail and logistics businesses focused on the supply chain front market for manufacturers, retailers, distributors and third party logistics, and in providing the related system integration service and technical training services. Systems integration services involve system design and system implementation through the application of the software together with certain purchased hardware from third-party, as well as ongoing technical supporting services. Revenues are generated solely from sales to customers in China.